UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (97.9%)
Aerospace & Defense (1.4%)
Moog, Cl A*	20,700	$1,864
National Presto Industries	8,453	859
Triumph Group	32,600	950
Vectrus*	32,400	985
Wesco Aircraft Holdings*	131,700	942

		5,600

Agricultural Products (0.4%)
Fresh Del Monte Produce	30,400	1,438

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings*	25,000	1,407
Park-Ohio Holdings	22,300	929

		2,336

Aircraft (1.4%)
Alaska Air Group	5,200	342
Hawaiian Holdings	31,500	1,176
SkyWest	73,900	4,120

		5,638

Alternative Carriers (0.5%)
Iridium Communications*	93,700	1,190
magicJack VocalTec*	100,200	842

		2,032

Apparel Retail (1.5%)
American Eagle Outfitters	78,900	1,420
Children’s Place	13,600	2,037
Express*	58,800	411
Finish Line, Cl A	73,500	833
Shoe Carnival	53,800	1,229
Stein Mart*	48,600	33

		5,963

Apparel/Textiles (0.1%)
Vera Bradley*	43,600	405

Asset Management & Custody Banks (2.4%)
BlackRock Capital Investment	143,700	857
Federated Investors, Cl B	25,700	891
Hercules Capital	46,200	586
Legg Mason	80,200	3,418
Medallion Financial*	38,816	167
New Mountain Finance	85,800	1,141
Oaktree Specialty Lending	161,900	800
PennantPark Investment	237,700	1,602

		9,462

Automotive (3.6%)
American Axle & Manufacturing Holdings*	58,100	1,025

LSV Small Cap Value Fund
	Shares	Value (000)
Automotive (continued)
Cooper Tire & Rubber	22,700	$888
Cooper-Standard Holdings*	18,000	2,243
Dana	139,800	4,612
Modine Manufacturing*	101,800	2,377
Stoneridge*	61,100	1,487
Tower International	51,800	1,564

		14,196

Automotive Retail (1.5%)
Group 1 Automotive	16,300	1,279
Murphy USA*	20,400	1,740
Penske Automotive Group	37,170	1,940
Sonic Automotive, Cl A	43,954	947

		5,906

Banks (18.6%)
Associated Banc-Corp	99,100	2,453
Banco Latinoamericano de Comercio Exterior, Cl E	41,600	1,235
BankUnited	101,500	4,166
Berkshire Hills Bancorp	79,739	3,026
BofI Holding*	30,900	1,111
Bryn Mawr Bank	22,200	997
Camden National	58,300	2,475
Cathay General Bancorp	51,900	2,270
Central Pacific Financial	50,876	1,504
Citizens & Northern	18,060	430
Community Trust Bancorp	5,300	251
Dime Community Bancshares	100,521	1,910
Enterprise Financial Services	21,100	1,027
Federal Agricultural Mortgage, Cl C	18,700	1,501
Fidelity Southern	74,700	1,790
Financial Institutions	23,100	720
First Busey	17,700	548
First Commonwealth Financial	193,500	2,800
First Defiance Financial	19,200	1,067
First Interstate BancSystem, Cl A	43,500	1,821
Flagstar Bancorp*	36,200	1,348
Flushing Financial	24,600	693
Fulton Financial	158,700	2,888
Great Southern Bancorp	24,200	1,228
Hancock Holding	25,100	1,348
Hanmi Financial	81,600	2,570
Heartland Financial USA	19,600	1,042
Hope Bancorp	101,503	1,933
Horizon Bancorp	28,650	872
IBERIABANK	20,100	1,698
International Bancshares	30,400	1,261
Lakeland Bancorp	31,100	625
LegacyTexas Financial Group	19,200	846

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Banks (continued)
MainSource Financial Group	23,400	$921
MidSouth Bancorp	27,000	382
OFG Bancorp	113,400	1,293
Old National Bancorp	114,700	1,984
Peoples Bancorp	48,605	1,731
Popular	44,100	1,792
Republic Bancorp, Cl A	5,330	205
S&T Bancorp	31,200	1,259
Southside Bancshares	18,450	633
TCF Financial	180,300	3,867
TriCo Bancshares	50,743	1,877
Union Bankshares	31,300	1,182
United Financial Bancorp	111,700	1,872
Walker & Dunlop*	26,100	1,212
Washington Federal	32,100	1,152
WesBanco	17,000	697

		73,513

Biotechnology (1.1%)
AMAG Pharmaceuticals*	33,900	486
Eagle Pharmaceuticals*	32,700	1,955
Emergent BioSolutions*	38,900	1,898

		4,339

Broadcasting, Newspapers & Advertising (0.8%)
AMC Networks, Cl A*	36,500	1,883
Entercom Communications, Cl A	99,500	1,100

		2,983

Building & Construction (1.3%)
Beazer Homes USA*	74,700	1,385
Builders FirstSource*	57,932	1,241
KB Home	59,200	1,866
Meritage Homes*	16,700	792

		5,284

Business Services (0.4%)
Avis Budget Group*	39,800	1,789

Chemicals (1.1%)
A Schulman	45,191	1,763
Kraton*	28,846	1,450
Stepan	15,000	1,176

		4,389

Commercial Printing (1.3%)
Deluxe	24,855	1,846
Ennis	82,239	1,636
LSC Communications	1,111	15
Quad	72,100	1,595
RR Donnelley & Sons	20,300	166

		5,258

LSV Small Cap Value Fund
	Shares	Value (000)
Commercial Services (1.6%)
Convergys	102,500	$2,385
CSG Systems International	29,800	1,346
Sykes Enterprises*	84,300	2,615

		6,346

Commodity Chemicals (1.3%)
Cabot	27,900	1,887
Trinseo	41,900	3,455

		5,342

Computers & Services (0.3%)
DHI Group*	72,600	130
Super Micro Computer*	39,200	895

		1,025

Construction & Engineering (0.5%)
Chicago Bridge & Iron*	27,000	564
Tutor Perini*	52,100	1,289

		1,853

Consumer Products (0.3%)
American Outdoor Brands*	77,900	929
Johnson Outdoors, Cl A	3,600	217

		1,146

Distributors (0.0%)
VOXX International, Cl A*	12,796	76

Diversified REIT’s (0.7%)
Lexington Realty Trust	119,687	1,079
Select Income	80,800	1,807

		2,886

Education Services (0.5%)
Adtalem Global Education*	39,600	1,822

Electrical Components & Equipment (1.1%)
Energizer Holdings	45,900	2,672
Regal Beloit	20,800	1,621

		4,293

Electrical Services (1.9%)
Avista	36,700	1,848
Black Hills	17,500	972
Hawaiian Electric Industries	40,400	1,378
Portland General Electric	52,800	2,236
Spark Energy, Cl A	10,700	106
Unitil	17,700	783

		7,323

Environmental & Facilities Services (0.1%)
CECO Environmental*	89,100	404

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Financial Services (1.1%)
Donnelley Financial Solutions*	1,111	$24
Nelnet, Cl A	23,500	1,225
Piper Jaffray	14,300	1,320
Regional Management*	32,800	930
World Acceptance*	6,100	720

		4,219

Food Distributors (0.3%)
SpartanNash	47,000	1,145

Food, Beverage & Tobacco (1.0%)
Sanderson Farms	22,000	2,792
Seneca Foods, Cl A*	22,900	722
SUPERVALU*	13,585	215
Universal	1,600	77

		3,806

Footwear (0.3%)
Deckers Outdoor*	14,800	1,269

Forest Products (0.5%)
Boise Cascade	41,300	1,836

General Merchandise Stores (0.5%)
Big Lots	31,900	1,939

Health Care Distributors (0.5%)
Owens & Minor	45,400	956
Patterson	34,000	1,220

		2,176

Health Care Equipment (0.8%)
Exactech*	2,300	115
Integer Holdings*	62,900	3,155

		3,270

Health Care Facilities (1.6%)
Encompass Health	28,400	1,503
Ensign Group	89,000	2,049
Kindred Healthcare*	56,500	520
LifePoint Hospitals*	42,100	2,082

		6,154

Health Care REIT’s (0.6%)
New Senior Investment Group	129,000	988
Sabra Health Care	73,500	1,330

		2,318

Health Care Services (0.5%)
AMN Healthcare Services*	39,600	2,125

LSV Small Cap Value Fund
	Shares	Value (000)
Health Care Supplies (0.4%)
Lantheus Holdings*	64,300	$1,479

Homefurnishing Retail (0.6%)
Aaron’s	34,600	1,415
Haverty Furniture	37,700	841

		2,256

Hotel & Resort REIT’s (1.6%)
DiamondRock Hospitality	168,200	1,978
RLJ Lodging Trust	98,500	2,278
Xenia Hotels & Resorts	86,000	1,909

		6,165

Hotels & Lodging (0.3%)
Marcus	49,600	1,290

Household Products, Furniture & Fixtures (0.7%)
Ethan Allen Interiors	27,226	677
Tempur Sealy International*	32,200	1,920

		2,597

Human Resource & Employment Services (1.0%)
Kelly Services, Cl A	64,600	1,829
Kforce	81,300	2,110

		3,939

Insurance (4.7%)
American Financial Group	13,100	1,485
American National Insurance	9,000	1,137
AmTrust Financial Services	59,500	798
Aspen Insurance Holdings	12,500	467
CNO Financial Group	164,900	4,055
Hanover Insurance Group	16,100	1,822
HCI Group	40,939	1,431
Heritage Insurance Holdings	41,500	707
Magellan Health*	38,200	3,805
MGIC Investment*	141,400	2,095
Universal Insurance Holdings	23,500	691

		18,493

Leasing & Renting (0.9%)
Aircastle	74,900	1,769
GATX	26,700	1,900

		3,669

Leisure Facilities (0.3%)
RCI Hospitality Holdings	39,159	1,150

Machinery (3.5%)
American Railcar Industries	23,300	914
Briggs & Stratton	46,300	1,120
Columbus McKinnon	21,900	897

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Machinery (continued)
Global Brass & Copper Holdings	45,600	$1,466
Greenbrier	32,900	1,650
Hurco	17,240	778
Hyster-Yale Materials Handling	13,200	1,118
Meritor*	74,800	2,041
Oshkosh	14,600	1,324
Timken	19,100	1,004
Wabash National	54,100	1,397

		13,709

Metal & Glass Containers (0.4%)
Owens-Illinois*	76,200	1,769

Mortgage REIT’s (2.9%)
AG Mortgage Investment Trust	57,200	998
Apollo Commercial Real Estate Finance	66,900	1,216
Dynex Capital	150,700	979
Granite Point Mortgage Trust	16,110	278
MFA Financial	182,900	1,309
MTGE Investment	92,000	1,564
New York Mortgage Trust	200,300	1,142
PennyMac Mortgage Investment Trust	59,100	969
Redwood Trust	62,500	931
Two Harbors Investment	85,000	1,254
Western Asset Mortgage Capital	78,800	735

		11,375

Office Equipment (1.8%)
ACCO Brands*	126,500	1,499
Herman Miller	53,000	2,147
Pitney Bowes	103,400	1,459
Steelcase, Cl A	118,600	1,844

		6,949

Office REIT’s (0.6%)
Franklin Street Properties	150,600	1,527
Mack-Cali Realty	34,600	695

		2,222

Oil & Gas Equipment & Services (1.0%)
Dawson Geophysical*	2,932	19
Matrix Service*	47,100	843
McDermott International*	318,000	2,792
PHI*	23,600	271

		3,925

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	101,700	352

LSV Small Cap Value Fund
	Shares	Value (000)
Oil & Gas Storage & Transportation (continued)
Navios Maritime Acquisition	133,402	$104

		456

Paper & Paper Products (1.0%)
Clearwater Paper*	16,000	753
Domtar	32,800	1,685
PH Glatfelter	73,000	1,705

		4,143

Petroleum & Fuel Products (2.5%)
Carrizo Oil & Gas*	90,100	1,812
Denbury Resources*	480,000	1,166
Par Pacific Holdings*	53,727	979
Parker Drilling*	55,200	63
PBF Energy, Cl A	56,800	1,836
Renewable Energy Group*	136,000	1,455
Rowan, Cl A*	19,200	283
Unit*	47,400	1,149
VAALCO Energy*	50,400	42
World Fuel Services	40,200	1,121

		9,906

Pharmaceuticals (0.6%)
Lannett*	55,200	1,124
Sucampo Pharmaceuticals, Cl A*	62,300	1,118

		2,242

Printing & Publishing (0.2%)
CSS Industries	22,100	578
Libbey	44,400	314

		892

Real Estate Investment Trusts (REITs) (0.3%)
Summit Hotel Properties	79,900	1,238

Reinsurance (0.7%)
Maiden Holdings	74,805	527
Validus Holdings	33,300	2,255

		2,782

Research & Consulting Services (0.3%)
Navigant Consulting*	58,500	1,200

Residential REIT’s (0.4%)
Independence Realty Trust	36,300	334
Preferred Apartment Communities, Cl A	83,800	1,397

		1,731

Retail (2.4%)
Big 5 Sporting Goods	51,100	289
Bloomin’ Brands	119,100	2,624
Brinker International	26,100	948
Cheesecake Factory	28,200	1,387

Schedule of Investments

January 31, 2018 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Retail (continued)
Del Frisco’s Restaurant Group*	71,500	$1,251
Dillard’s, Cl A	10,400	703
Ingles Markets, Cl A	16,700	561
Office Depot	389,100	1,264
Sally Beauty Holdings*	24,600	409

		9,436

Retail REIT’s (1.1%)
CBL & Associates Properties	43,800	244
DDR	196,100	1,592
Getty Realty	32,200	845
Washington Prime Group	225,600	1,484

		4,165

Semi-Conductors/Instruments (4.9%)
Amkor Technology*	239,200	2,406
Benchmark Electronics*	26,100	756
Cirrus Logic*	35,428	1,756
KEMET*	76,465	1,557
Key Tronic*	3,500	25
Kimball Electronics*	89,200	1,650
Kulicke & Soffa Industries*	67,700	1,558
Photronics*	83,058	698
Plexus*	3,400	203
Sanmina*	65,900	1,723
TTM Technologies*	148,600	2,450
Vishay Intertechnology	70,500	1,548
Vishay Precision Group*	43,600	1,195
Xcerra*	68,821	687
ZAGG*	58,400	975

		19,187

Specialized Consumer Services (0.2%)
Carriage Services, Cl A	29,338	781

Specialized REIT’s (3.2%)
ARMOUR Residential REIT	99,325	2,325
Ashford Hospitality Prime	100,200	904
Ashford Hospitality Trust	186,200	1,199
Chatham Lodging Trust	50,100	1,122
CorEnergy Infrastructure Trust	42,600	1,633
Hersha Hospitality Trust, Cl A	104,600	1,940
Hospitality Properties Trust	75,000	2,131
InfraREIT	71,000	1,347

		12,601

Steel & Steel Works (0.8%)
Kaiser Aluminum	15,000	1,653
Schnitzer Steel Industries, Cl A	44,900	1,535

		3,188

LSV Small Cap Value Fund
	Shares	Value (000)
Technology Distributors (1.6%)
Insight Enterprises*	32,700	$1,214
PCM*	51,400	455
ScanSource*	40,200	1,375
SYNNEX	2,300	282
Tech Data*	28,500	2,858

		6,184

Telephones & Telecommunications (1.5%)
Applied Optoelectronics*	34,600	1,120
NETGEAR*	33,800	2,356
Oclaro*	180,100	1,070
Plantronics	24,800	1,463

		6,009

Textiles (0.3%)
Unifi*	39,300	1,399

Thrifts & Mortgage Finance (0.5%)
Radian Group	98,200	2,167

Trucking (0.6%)
Ryder System	26,000	2,263

TOTAL COMMON STOCK (Cost $335,907)		386,261

	Face Amount (000)
Repurchase Agreement (1.9%)
Morgan Stanley 1.180%, dated 01/31/18, to be repurchased on 02/01/18, repurchase price $7,498 (collateralized by various US Treasury Notes, par values ranging from $0 to $3,559, coupon ranging from 0.875% to 6.250%, and maturity ranging from 07/15/18 to 08/15/27; with total market value $7,590)	$7,498	7,498

TOTAL REPURCHASE AGREEMENT (Cost $7,498)		7,498

Total Investments – 99.8% (Cost $343,405)		$393,759

Percentages are based on Net Assets of $394,637 (000).

Schedule of Investments

January 31, 2018 (Unaudited)

*    Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$386,261	$—	$—	$386,261
Repurchase Agreement	—	7,498	—	7,498

Total Investments in Securities	$386,261	$7,498	$—	$393,759

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-004-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018